Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share
Result attributable to owners of the company (??? in thousands)	€ (61,621)	€ (46,565)	€ (56,480)
Weighted average number of shares outstanding	64,182,492	50,060,565	41,037,244
Basic earnings (loss) per share	€ (0.96)	€ (0.93)	€ (1.38)
Diluted earnings (loss) per share	€ (0.96)	€ (0.93)	€ (1.38)